Other Net Operating Results (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Operating Results Net [Abstract]
Lawsuits	$ (1,240)	$ (1,253)	$ (1,188)
Construction incentive	188	422	621
Insurance	206		371
Results from deconsolidation of subsidiaries		1,528
Income from extension of concession agreements with partners of JO		1,407
Temporary economic assistance		759	711
Miscellaneous	32	531	1,167
Other operating results, net	$ (814)	$ 3,394	$ 1,682